Summary of Significant Accounting Policies (Details 8) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive securities
Total of anti-dilutive securities (in shares)	37,343	11,031	10,685
Convertible debt upon conversion to common stock
Anti-dilutive securities
Total of anti-dilutive securities (in shares)	19,965
Warrants to purchase common stock
Anti-dilutive securities
Total of anti-dilutive securities (in shares)	45	45	45
Options to purchase common stock
Anti-dilutive securities
Total of anti-dilutive securities (in shares)	11,967	10,783	10,640
Unvested restricted stock units
Anti-dilutive securities
Total of anti-dilutive securities (in shares)	5,366	203